SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Extractive Industries [Abstract]
Beginning Balance	$ 9,035,337
Additional capitalization	51,885
Depletion	(418,621)	$ (315,657)
Ending Balance	$ 8,668,601